VanEck Vectors Environmental Services ETF
VanEck Vectors Environmental Services ETF
INVESTMENT OBJECTIVE

VanEck Vectors® Environmental Services ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Environmental Services Index (the “Environmental Services Index”).

FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VanEck Vectors Environmental Services ETF VanEck Vectors Environmental Services ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VanEck Vectors Environmental Services ETF VanEck Vectors Environmental Services ETF
Management Fee	0.50%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.95%	[1]
Fee Waivers and Expense Reimbursement	(0.40%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.55%	[1]
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund's average daily net assets per year until at least February 1, 2019. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	VanEck Vectors Environmental Services ETF VanEck Vectors Environmental Services ETF USD ($)
1	$ 56
3	263
5	486
10	$ 1,130

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in common stocks and American depositary receipts (“ADRs”) of companies involved in the environmental services industry. The Environmental Services Index is comprised of companies that engage in business activities that may benefit from the global increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources and includes securities of companies that are involved in management, removal and storage of consumer waste and industrial by-products and related environmental services, including waste collection, transfer and disposal services, recycling services, soil remediation, wastewater management and environmental consulting services. Such companies may include small- and medium-capitalization companies. As of December 31, 2017, the Environmental Services Index included 23 securities of companies with a market capitalization range of between approximately $178.1 million and $37.5 billion and a weighted average market capitalization of $10.0 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Environmental Services Index by investing in a portfolio of securities that generally replicates the Environmental Services Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Environmental Services Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Environmental Services Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund will normally invest at least 80% of its assets in securities that comprise the Environmental Services Index.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Environmental Services Index concentrates in an industry or group of industries. As of September 30, 2017, the Fund was concentrated in the industrials sector (which includes as a sub-industry the environmental services industry), and the health care sector represented a significant portion of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in the Environmental Services Industry. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the environmental services industry. Companies in the environmental services industry are engaged in a variety of activities related to environmental services and consumer and industrial waste management. These companies may be adversely affected by a decrease in demand for waste disposal, removal or storage of industrial by-products, and the management of associated resources. Competitive pressures may have a significant effect on the financial condition of such companies. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. These companies must comply with various regulations and the terms of their operating permits and licenses. Failure to comply with or to renew permits and licenses or changes in government regulations can adversely impact their operations. Waste management companies are also affected by demand cycles, world events, increased outsourcing and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability and the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Risk of Investing in the Industrials Sector. To the extent that the Fund continues to be concentrated in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Risk of Investing in the Health Care Sector. To the extent that the health care sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the health care sector. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection and are subject to extensive litigation based on product liability and similar claims.

Risk of Investing in American Depositary Receipts (“ADRs”). ADRs are issued by U.S. banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The Fund’s investments in ADRs may be less liquid than the underlying shares in their primary trading market and, if not included in the Environmental Services Index, may negatively affect the Fund’s ability to replicate the performance of the Environmental Services Index. In addition, investments in ADRs that are not included in the Environmental Services Index may increase tracking error.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Issuer-Specific Changes Risk. The value of individual securities or particular types of securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, group of countries, region, market, industry, group of industries, sector or asset class. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Index Tracking Risk. The Fund’s return may not match the return of the Environmental Services Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Environmental Services Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Environmental Services Index, which are not factored into the return of the Environmental Services Index. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value (“NAV”) to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Environmental Services Index. Errors in the Environmental Services Index data, the Environmental Services Index computations and/or the construction of the Environmental Services Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Environmental Services Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, the Fund may not invest in certain securities included in the Environmental Services Index, or invest in them in the exact proportions in which they are represented in the Environmental Services Index, due to legal restrictions or limitations, certain NYSE Arca, Inc. ("NYSE Arca") listing standards, a lack of liquidity on stock exchanges in which the securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). The Fund may value certain of its investments and/or underlying currencies based on fair value prices. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Environmental Services Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Environmental Services Index. Changes to the composition of the Environmental Services Index in connection with a rebalancing or reconstitution of the Environmental Services Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

No Guarantee of Active Trading Market. While Shares are listed on NYSE Arca, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues. Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca’s “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Environmental Services Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market prices of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold, or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on NYSE Arca and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling Shares of the Fund.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Environmental Services Index is comprised of securities of a limited number of companies.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Environmental Services Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund continues to be concentrated in the industrials sector (which includes as a sub-industry the environmental services industry), the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or sub-industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and ten year periods compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Annual Total Returns (%)—Calendar Years

Best Quarter:	25.65%	2Q ’09
Worst Quarter:	-21.21%	4Q ’08

Average Annual Total Returns for the Periods Ended December 31, 2017

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - VanEck Vectors Environmental Services ETF	Past 1 Year	Past 5 Years	Past 10 Years
VanEck Vectors Environmental Services ETF	15.72%	12.23%	6.43%
After Taxes on Distributions | VanEck Vectors Environmental Services ETF	15.48%	11.94%	6.19%
After Taxes on Distributions and Sale of Fund Shares | VanEck Vectors Environmental Services ETF	9.10%	9.73%	5.15%
NYSE Arca Environmental Services Index (reflects no deduction for fees, expenses or taxes)	16.41%	12.77%	7.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

See “License Agreements and Disclaimers” for important information.